Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Registrant Name	NN, INC.
Central Index Key	0000918541
Amendment Flag	true
Amendment Description	We are filing the accompanying revised Proxy Statement on Schedule 14A for the sole purpose of including Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Proxy Statement. There are no other modifications or updates to any disclosures included in the original Proxy Statement.
Document Type	DEFR14A